Customer accounts and amounts due to banks (Details) ₽ in Millions	Dec. 31, 2022 RUB (₽)
Customer accounts and amounts due to banks
Legal entities' current/demand accounts	₽ 8,829
Correspondent accounts of other banks	2,335
Individuals' current/demand accounts	39
Total customer accounts and amounts due to banks	₽ 11,203